UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS Mid Cap Growth Fund

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 13.6%
Specialty Retail 11.1%
Dick's Sporting Goods, Inc.*	726,900	20,178,744
Guess?, Inc. (a)	783,700	29,694,393
Tiffany & Co.	332,800	15,318,784
Urban Outfitters, Inc.*	1,609,700	43,880,422

		109,072,343
Textiles, Apparel & Luxury Goods 2.5%
Crocs, Inc.*	334,200	12,301,902
Phillips-Van Heusen Corp.	312,400	11,515,064

		23,816,966

Consumer Staples 1.9%
Food & Staples Retailing 0.9%
Whole Foods Market, Inc. (a)	226,300	9,233,040
Personal Products 1.0%
Herbalife Ltd.	235,100	9,469,828
Energy 11.4%
Energy Equipment & Services 5.2%
FMC Technologies, Inc.*	270,500	15,337,350
National-Oilwell Varco, Inc.*	269,900	19,826,854
Rowan Companies, Inc.	394,500	15,566,970

		50,731,174
Oil, Gas & Consumable Fuels 6.2%
Southwestern Energy Co.*	547,500	30,506,700
Ultra Petroleum Corp.*	423,300	30,265,950

		60,772,650
Financials 9.0%
Capital Markets
Affiliated Managers Group, Inc.* (a)	277,200	32,559,912
Eaton Vance Corp.	333,800	15,157,858
T. Rowe Price Group, Inc.	434,600	26,458,448
Waddell & Reed Financial, Inc. "A"	380,800	13,743,072

		87,919,290
Health Care 11.5%
Health Care Equipment & Supplies 2.7%
Hologic, Inc.* (a)	381,500	26,186,160
Health Care Providers & Services 3.1%
Pediatrix Medical Group, Inc.*	448,900	30,592,535
Life Sciences Tools & Services 4.0%
Covance, Inc.* (a)	249,200	21,585,704
Pharmaceutical Product Development, Inc.	450,700	18,194,759

		39,780,463
Pharmaceuticals 1.7%
Mylan, Inc. (a)	1,176,500	16,541,590
Industrials 17.5%
Aerospace & Defense 2.5%
BE Aerospace, Inc.*	467,900	24,751,910
Commercial Services & Supplies 1.1%
Huron Consulting Group, Inc.* (a)	132,700	10,699,601
Construction & Engineering 0.9%
Aecom Technology Corp.*	312,400	8,925,268
Electrical Equipment 3.4%
General Cable Corp.*	164,600	12,061,888
Roper Industries, Inc.	331,700	20,744,518

		32,806,406
Industrial Conglomerates 1.6%
McDermott International, Inc.*	256,000	15,111,680
Machinery 8.0%
Harsco Corp.	185,700	11,897,799
Manitowoc Co., Inc.	278,100	13,579,623

Oshkosh Truck Corp.	289,300	13,672,318
Terex Corp.*	604,800	39,656,736

		78,806,476
Information Technology 26.1%
Communications Equipment 4.3%
F5 Networks, Inc.*	803,400	22,912,968
Foundry Networks, Inc.*	1,127,400	19,752,048

		42,665,016
Semiconductors & Semiconductor Equipment 15.2%
FormFactor, Inc.* (a)	310,600	10,280,860
Lam Research Corp.*	285,200	12,329,196
MEMC Electronic Materials, Inc.*	858,200	75,942,118
NVIDIA Corp.*	510,900	17,380,818
Tessera Technologies, Inc.*	420,800	17,505,280
Varian Semiconductor Equipment Associates, Inc.*	417,000	15,429,000

		148,867,272
Software 6.6%
Activision, Inc.*	1,101,100	32,702,670
Citrix Systems, Inc.*	467,900	17,784,879
FactSet Research Systems, Inc.	255,100	14,209,070

		64,696,619
Materials 2.9%
Metals & Mining
Allegheny Technologies, Inc.	110,800	9,573,120
Gerdau Ameristeel Corp. (a)	1,357,300	19,300,806

		28,873,926
Telecommunication Services 5.0%
Wireless Telecommunication Services
NII Holdings, Inc.*	541,600	26,170,112
SBA Communications Corp. "A"*	687,200	23,254,848

		49,424,960

Total Common Stocks (Cost $725,261,300)		969,745,173
Securities Lending Collateral 7.2%
Daily Assets Fund Institutional, 5.03% (b) (c) (Cost $70,232,400)	70,232,400	70,232,400
Cash Equivalents 2.4%
Cash Management QP Trust, 4.67% (b) (Cost $23,612,420)	23,612,420	23,612,420
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $819,106,120)	108.5	1,063,589,993
Other Assets and Liabilities, Net	(8.5)	(83,411,754)

Net Assets	100.0	980,178,239

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2007 amounted to $68,653,457 which is 7.0% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008